Offerings - Offering: 1	Jun. 09, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common, par value $0.00001 per share
Amount Registered | shares	100,000,000
Proposed Maximum Offering Price per Unit	0.30
Maximum Aggregate Offering Price	$ 30,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,143.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act").